SCHEDULE OF INTANGIBLE ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 89,721	$ 65,468
Additions	25,865	24,253
Impairment	(70,594)
Assets written off	(44,989)
Cost, ending balance	3	89,721
Accumulated amortization, beginning balance	30,574	18,819
Amortization	14,415	11,755
Assets written off	(44,989)
Accumulated amortization, ending balance		30,574
Intangible assets, net	3	59,147
Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	89,718	65,465
Additions	25,865	24,253
Impairment	(70,594)
Assets written off	(44,989)
Cost, ending balance		89,718
Accumulated amortization, beginning balance	30,574	18,819
Amortization	14,415	11,755
Assets written off	(44,989)
Accumulated amortization, ending balance		30,574
Intangible assets, net		59,144
HealthTab [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	1	1
Additions
Impairment
Assets written off
Cost, ending balance	1	1
Accumulated amortization, beginning balance
Amortization
Assets written off
Accumulated amortization, ending balance
Intangible assets, net	1	1
Corozon [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	1	1
Additions
Impairment
Assets written off
Cost, ending balance	1	1
Accumulated amortization, beginning balance
Amortization
Assets written off
Accumulated amortization, ending balance
Intangible assets, net	1	1
Emerald [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	1	1
Additions
Impairment
Assets written off
Cost, ending balance	1	1
Accumulated amortization, beginning balance
Amortization
Assets written off
Accumulated amortization, ending balance
Intangible assets, net	$ 1	$ 1